Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	BNY Mellon Investment Funds III
Entity Central Index Key	0000053808
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 07, 2023
Document Effective Date	Apr. 07, 2023
Prospectus Date	Mar. 01, 2023
BNY Mellon International Bond Fund | Class A
Prospectus:
Trading Symbol	DIBAX
BNY Mellon International Bond Fund | Class C
Prospectus:
Trading Symbol	DIBCX
BNY Mellon International Bond Fund | Class I
Prospectus:
Trading Symbol	DIBRX
BNY Mellon International Bond Fund | Class Y
Prospectus:
Trading Symbol	DIBYX